UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21973

Investment Company Act File Number

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Diversified Equity Income Fund

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.3%

Security	Shares	Value
Aerospace & Defense — 1.0%
Boeing Co. (The)	331,683	$24,514,691
United Technologies Corp.	79,775	5,938,451

		$30,453,142

Automobiles — 0.8%
Bayerische Motoren Werke AG	318,781	$23,724,720

		$23,724,720

Beverages — 4.2%
Anheuser-Busch InBev NV	588,659	$46,576,468
Beam, Inc.	115,755	7,278,674
Coca-Cola Co. (The)	462,840	37,397,472
Diageo PLC	1,404,807	37,550,140

		$128,802,754

Biotechnology — 1.4%
Celgene Corp.(1)	303,040	$20,746,118
Gilead Sciences, Inc.(1)	405,633	22,038,041

		$42,784,159

Capital Markets — 1.4%
Deutsche Bank AG	419,020	$12,721,715
Goldman Sachs Group, Inc. (The)	109,610	11,059,649
UBS AG(1)	1,855,579	19,669,137

		$43,450,501

Chemicals — 2.9%
Air Liquide SA	121,512	$13,589,427
BASF SE	558,480	40,771,558
Celanese Corp., Series A	205,688	7,842,883
Monsanto Co.	311,375	26,659,928

		$88,863,796

Commercial Banks — 6.6%
Banco Bilbao Vizcaya Argentaria SA	1,909,373	$12,447,531
Banco Santander SA	2,973,509	18,004,184
Bank of Nova Scotia (The)	615,957	32,146,796
Barclays PLC	5,432,401	14,148,162
BNP Paribas	243,619	8,999,206
HSBC Holdings PLC	3,147,683	26,296,095
Intesa Sanpaolo SpA	6,626,290	8,376,035
Itau Unibanco Holding SA ADR, PFC Shares	1,534,867	24,266,247
PNC Financial Services Group, Inc.	198,697	11,742,993
Royal Bank of Scotland Group PLC(1)	3,062,846	10,266,198
Societe Generale(1)	308,366	6,787,446
Wells Fargo & Co.	835,403	28,244,975

		$201,725,868

Communications Equipment — 1.5%
QUALCOMM, Inc.	502,128	$29,966,999

Security	Shares	Value
Telefonaktiebolaget LM Ericsson, Class B	1,594,781	$14,808,854

		$44,775,853

Computers & Peripherals — 1.9%
Apple, Inc.(1)	87,917	$53,696,187
EMC Corp.(1)	217,492	5,700,465

		$59,396,652

Construction & Engineering — 0.6%
Fluor Corp.	342,861	$16,999,048

		$16,999,048

Consumer Finance — 0.6%
American Express Co.	321,494	$18,553,419

		$18,553,419

Diversified Financial Services — 1.6%
Bank of America Corp.	2,496,828	$18,326,718
Citigroup, Inc.	444,847	12,068,699
JPMorgan Chase & Co.	526,091	18,939,276

		$49,334,693

Diversified Telecommunication Services — 3.6%
AT&T, Inc.	897,744	$34,042,452
CenturyLink, Inc.	509,512	21,165,128
France Telecom SA	919,865	12,317,998
Vivendi SA	1,378,013	26,134,841
Ziggo NV(1)	557,351	16,109,971

		$109,770,390

Electric Utilities — 2.5%
American Electric Power Co., Inc.	199,484	$8,426,204
Duke Energy Corp.	101,241	6,862,115
Edison International	151,426	6,992,853
Enel SpA	3,129,117	8,936,012
PPL Corp.	267,081	7,718,641
Southern Co. (The)	143,417	6,905,528
SSE PLC	1,536,047	31,549,816

		$77,391,169

Electrical Equipment — 1.5%
ABB, Ltd.(1)	1,866,852	$32,457,902
Schneider Electric SA	219,298	12,364,590

		$44,822,492

Energy Equipment & Services — 1.1%
Halliburton Co.	579,399	$19,195,489
Schlumberger, Ltd.	194,718	13,875,605

		$33,071,094

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	279,916	$26,922,321
Tesco PLC	3,486,295	17,358,253

		$44,280,574

Food Products — 4.8%
Danone SA	249,399	$15,159,314
Nestle SA	1,337,943	82,198,132
Unilever NV	1,402,506	48,691,927

		$146,049,373

Security	Shares	Value
Health Care Equipment & Supplies — 1.4%
Covidien PLC	289,975	$16,203,803
St. Jude Medical, Inc.	322,090	12,033,283
Varian Medical Systems, Inc.(1)	237,616	12,969,081

		$41,206,167

Health Care Providers & Services — 0.0%(2)
UnitedHealth Group, Inc.	20,494	$1,047,038

		$1,047,038

Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.	309,595	$27,665,409

		$27,665,409

Household Products — 1.2%
Colgate-Palmolive Co.	142,048	$15,250,273
Procter & Gamble Co.	332,133	21,435,864

		$36,686,137

Industrial Conglomerates — 3.3%
Danaher Corp.	640,766	$33,838,853
General Electric Co.	784,108	16,270,241
Siemens AG	579,097	49,072,070

		$99,181,164

Insurance — 3.0%
Aflac, Inc.	264,261	$11,569,347
Allianz SE	196,242	19,468,835
AXA SA	1,357,193	16,489,491
MetLife, Inc.	284,691	8,759,942
Prudential PLC	2,911,200	34,642,794

		$90,930,409

Internet & Catalog Retail — 1.0%
Amazon.com, Inc.(1)	133,548	$31,156,748

		$31,156,748

Internet Software & Services — 1.6%
eBay, Inc.(1)	736,734	$32,637,316
Google, Inc., Class A(1)	26,740	16,925,618

		$49,562,934

IT Services — 2.7%
Accenture PLC, Class A	532,848	$32,130,735
International Business Machines Corp.	178,443	34,971,259
Visa, Inc., Class A	122,290	15,783,970

		$82,885,964

Machinery — 0.5%
Deere & Co.	198,647	$15,260,063

		$15,260,063

Media — 1.2%
Comcast Corp., Class A	544,531	$17,724,484
Walt Disney Co. (The)	374,779	18,416,640

		$36,141,124

Metals & Mining — 3.0%
Anglo American PLC	614,297	$18,204,433
ArcelorMittal	664,759	10,582,855
BHP Billiton, Ltd. ADR	554,874	36,810,341
Cliffs Natural Resources, Inc.	194,120	7,937,567
Freeport-McMoRan Copper & Gold, Inc.	280,354	9,439,519

Security	Shares	Value
Glencore International PLC	1,541,450	$7,709,070

		$90,683,785

Multi-Utilities — 1.0%
National Grid PLC	2,205,626	$22,878,514
Sempra Energy	111,487	7,849,800

		$30,728,314

Multiline Retail — 1.4%
Dollar General Corp.(1)	322,372	$16,444,196
Macy’s, Inc.	729,101	26,130,980

		$42,575,176

Oil, Gas & Consumable Fuels — 11.8%
Anadarko Petroleum Corp.	188,107	$13,062,150
Apache Corp.	127,537	10,983,486
BG Group PLC	1,337,758	26,334,142
BP PLC	6,194,096	41,128,358
ConocoPhillips	458,298	24,949,743
Exxon Mobil Corp.	471,322	40,934,316
Occidental Petroleum Corp.	101,212	8,808,480
Phillips 66	229,149	8,616,002
Royal Dutch Shell PLC, Class B	3,005,897	105,740,624
Statoil ASA	1,529,135	36,342,291
Total SA	922,596	42,509,754

		$359,409,346

Pharmaceuticals — 11.5%
Abbott Laboratories	277,584	$18,406,595
Allergan, Inc.	182,157	14,949,625
AstraZeneca PLC	335,079	15,648,880
Bayer AG	522,211	39,663,208
GlaxoSmithKline PLC	2,367,679	54,479,688
Johnson & Johnson	109,820	7,601,740
Novartis AG	1,102,556	64,741,019
Novo Nordisk A/S, Class B	348,338	53,709,398
Pfizer, Inc.	1,082,435	26,021,738
Sanofi	664,714	54,232,344

		$349,454,235

Real Estate Investment Trusts (REITs) — 0.8%
AvalonBay Communities, Inc.	81,961	$12,055,643
Boston Properties, Inc.	124,513	13,808,492

		$25,864,135

Road & Rail — 0.8%
Union Pacific Corp.	189,982	$23,293,693

		$23,293,693

Software — 2.0%
Microsoft Corp.	561,259	$16,540,303
Oracle Corp.	531,284	16,044,777
SAP AG	440,936	27,983,068

		$60,568,148

Specialty Retail — 2.0%
Home Depot, Inc. (The)	143,565	$7,491,222
Industria de Diseno Textil SA	371,387	38,223,061
Kingfisher PLC	3,679,861	15,347,601

		$61,061,884

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.8%
LVMH Moet Hennessy Louis Vuitton SA	259,879	$39,093,738
NIKE, Inc., Class B	160,464	14,979,314

		$54,073,052

Tobacco — 2.7%
British American Tobacco PLC	1,002,726	$53,259,304
Philip Morris International, Inc.	313,252	28,643,763

		$81,903,067

Wireless Telecommunication Services — 2.2%
Vodafone Group PLC	23,225,942	$66,471,139

		$66,471,139

Total Common Stocks (identified cost $2,721,447,374)		$2,962,058,828

Short-Term Investments — 4.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(3)	$122,847	$122,846,759

Total Short-Term Investments (identified cost $122,846,759)		$122,846,759

Total Investments — 101.4% (identified cost $2,844,294,133)		$3,084,905,587

Call Options Written — (1.0)%

Exchange-Traded Options — (0.4)%

Description	Number of Contracts	Strike Price		Expiration Date	Value
S&P 500 Index	650		$1,360	8/18/2012	$(1,885,000)
S&P 500 Index	875		1,365	8/18/2012	(2,248,750)
S&P 500 Index	1,415		1,370	8/18/2012	(3,219,125)
S&P 500 Index	1,510		1,375	8/18/2012	(2,997,350)
S&P 500 Index	1,355		1,380	8/18/2012	(2,337,375)

					$(12,687,600)

Over-the-Counter Options — (0.6)%

Description	Number of Contracts	Strike Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index(5)	47,950	EUR	2,275	8/17/2012	$(5,106,248)
Dow Jones Euro Stoxx 50 Index(4)	48,000	EUR	2,275	8/17/2012	(5,111,573)
Dow Jones Euro Stoxx 50 Index(6)	54,000	EUR	2,325	8/17/2012	(3,680,864)
FTSE 100 Index(6)	9,700	GBP	5,650	8/17/2012	(904,885)
FTSE 100 Index(7)	4,900	GBP	5,675	8/17/2012	(376,441)
FTSE 100 Index(8)	10,050	GBP	5,700	8/17/2012	(618,458)
FTSE 100 Index(5)	5,250	GBP	5,725	8/17/2012	(261,341)
SMI Index(5)	2,400	CHF	6,200	8/17/2012	(529,632)
SMI Index(8)	2,300	CHF	6,250	8/17/2012	(408,619)
SMI Index(6)	4,750	CHF	6,250	8/17/2012	(843,888)
SMI Index(6)	5,100	CHF	6,350	8/17/2012	(522,380)

					$(18,364,329)

Description	Value
Total Call Options Written (premiums received $21,256,662)	$(31,051,929)

Other Assets, Less Liabilities — (0.4)%	$(10,106,676)

Net Assets — 100.0%	$3,043,746,982

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $81,620.

(4)	Counterparty is Barclays Bank PLC.

(5)	Counterparty is Credit Suisse International.

(6)	Counterparty is Citibank NA.

(7)	Counterparty is Bank of America.

(8)	Counterparty is Morgan Stanley & Co. International PLC.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	45.1%	$1,371,376,354
United Kingdom	19.7	599,013,211
France	8.1	247,678,149
Germany	7.0	213,405,174
Switzerland	6.5	199,066,190
Spain	2.3	68,674,776
Netherlands	2.1	64,801,898
Denmark	1.8	53,709,398
Ireland	1.6	48,334,538
Belgium	1.5	46,576,468
Australia	1.2	36,810,341
Norway	1.2	36,342,291
Canada	1.1	32,146,796
Brazil	0.8	24,266,247
Italy	0.6	17,312,047
Sweden	0.5	14,808,854
Luxembourg	0.3	10,582,855

Total Investments	101.4%	$3,084,905,587

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,851,672,731

Gross unrealized appreciation	$463,606,690
Gross unrealized depreciation	(230,373,834)

Net unrealized appreciation	$233,232,856

Written options activity for the fiscal year to date ended July 31, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	183,665	$42,789,910
Options written	1,700,495	242,719,931
Options terminated in closing purchase transactions	(1,359,395)	(239,093,698)
Options expired	(324,560)	(25,159,481)

Outstanding, end of period	200,205	$21,256,662

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At July 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At July 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $31,051,929.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$160,008,993	$116,389,120		$—	$276,398,113
Consumer Staples	136,928,367	300,793,538		—	437,721,905
Energy	140,425,271	252,055,169		—	392,480,440
Financials	241,211,333	188,647,692		—	429,859,025
Health Care	152,017,062	282,474,537		—	434,491,599
Industrials	136,115,040	93,894,562		—	230,009,602
Information Technology	254,397,629	42,791,922		—	297,189,551
Materials	96,399,308	83,148,273		—	179,547,581
Telecommunication Services	55,207,580	121,033,949		—	176,241,529
Utilities	44,755,141	63,364,342		—	108,119,483
Total Common Stocks	$1,417,465,724	$1,544,593,104	*	$—	$2,962,058,828

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$122,846,759	$—	$122,846,759
Total Investments	$1,417,465,724	$1,667,439,863	$—	$3,084,905,587

Liability Description
Call Options Written	$(12,687,600)	$(18,364,329)	$—	$(31,051,929)
Total	$(12,687,600)	$(18,364,329)	$—	$(31,051,929)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2012